Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2025 Fund))	0 Months Ended
Jun. 28, 2011
Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.33%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	1.28%
Class B
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.99%
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	2.17%
Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	2.15%
Class N
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	1.50%
Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	0.83%